CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Income/(loss) before taxation for the period		$ 29,829	$ (26,967)	$ 25,485
Adjustment for:
Interest expense (net)		3,096	3,316	3,705
Depreciation, depletion and amortisation		26,921	52,444	28,701
Exploration well write-offs		639	815	1,218
Net gains on sale and revaluation of non-current assets and businesses		(5,995)	(286)	(2,519)
Share of profit of joint ventures and associates		(4,097)	(1,783)	(3,604)
Dividends received from joint ventures and associates		3,929	2,591	4,139
(Increase)/decrease in inventories		(7,319)	4,477	(2,635)
(Increase)/decrease in current receivables		(20,567)	9,625	(921)
Increase/(decrease) in current payables		17,519	(9,494)	(1,223)
Derivative financial instruments		5,882	977	(1,484)
Retirement benefits		16	568	(365)
Decommissioning and other provisions		(76)	1,104	(686)
Other		803	8	(28)
Tax paid		(5,476)	(3,290)	(7,605)
Cash flow from operating activities		45,104	34,105	42,178
Capital expenditure		(19,000)	(16,585)	(22,971)
Investments in joint ventures and associates		(479)	(1,024)	(743)
Investment in equity securities		(218)	(218)	(205)
Proceeds from sale of property, plant and equipment and businesses		14,233	2,489	4,803
Proceeds from joint ventures and associates from sale, capital reduction and repayment of long-term loans	[1]	584	1,240	2,599
Proceeds from sale of equity securities		296	281	469
Interest received		423	532	911
Other investing cash inflows		2,928	3,239	2,921
Other investing cash outflows		(3,528)	(3,232)	(3,563)
Cash flow from investing activities		(4,761)	(13,278)	(15,779)
Net increase/(decrease) in debt with maturity period within three months		14	(63)	(308)
Other debt:
New borrowings		1,791	23,033	11,185
Repayments		(21,534)	(17,385)	(14,292)
Interest paid		(4,014)	(4,105)	(4,649)
Derivative financial instruments		(1,165)	1,157	(48)
Change in non-controlling interest		19	(42)	0
Cash dividends paid to:
Shell plc shareholders	[2]	(6,253)	(7,424)	(15,198)
Non-controlling interest		(348)	(311)	(537)
Repurchases of shares		(2,889)	(1,702)	(10,188)
Shares held in trust: net purchases and dividends received		(285)	(382)	(1,174)
Cash flow from financing activities		(34,664)	(7,224)	(35,209)
Effects of exchange rate changes on cash and cash equivalents		(539)	172	124
Increase/(decrease) in cash and cash equivalents		5,140	13,775	(8,686)
Cash and cash equivalents at beginning of year		31,830	18,055	26,741
Cash and cash equivalents at end of year		$ 36,970	$ 31,830	$ 18,055

[1]	As from 2021, renamed from "Proceeds from sale of joint ventures and associates".
[2]	Cash dividends paid represents the payment of net dividends (after deduction of withholding taxes where applicable) and payment of withholding taxes on dividends paid in the previous quarter.